-------------------------
LARGE- AND MID-CAP GROWTH
-------------------------


Alliance Growth
Fund

Semi-Annual Report
April 30, 2002


                               [GRAPHIC OMITTED]



                                        Alliance Capital [LOGO](R)
                                        The Investment Professional's Choice

                           Investment Products Offered
                          -----------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                          -----------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 21, 2002

Dear Shareholder:

This report discusses the investment results and market activity for Alliance Growth Fund (the "Fund") for the semi-annual reporting period ended April 30, 2002.

Investment Objectives and Policies

This open-end fund seeks long-term growth of capital. The Fund invests principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose long-term rate of growth is expected to exceed that of the United States economy over time.

Investment Results

The following table provides the Fund's performance over the six- and 12-month periods ended April 30, 2002. For comparison, we have shown returns for the Russell 3000 Growth Index, the Russell 3000 Index and the Standard & Poor's (S&P) 500 Stock Index. In addition to the S&P 500 Stock Index, going forward we shall use the Russell 3000 Growth Index, instead of the Russell 3000 Index, as the Fund's benchmark to better reflect the Fund's growth orientation.

INVESTMENT RESULTS*
Periods Ended April 30, 2002

                                ------------------------------------------------
                                                  Total Returns
                                ------------------------------------------------
                                     6 Months                     12 Months
--------------------------------------------------------------------------------
Alliance
Growth Fund
Class A                                0.91%                       -20.89%
--------------------------------------------------------------------------------
Class B                                0.56%                       -21.41%
--------------------------------------------------------------------------------
Class C                                0.56%                       -21.43%
--------------------------------------------------------------------------------
Russell 3000
Growth Index                          -1.31%                       -19.29%
--------------------------------------------------------------------------------
Russell 3000
Index                                  4.49%                       -10.73%
--------------------------------------------------------------------------------
S&P 500
Stock Index                            2.31%                       -12.62%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The unmanaged Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Fund.

      Additional investment results appear on pages 4-7.

The Fund's performance was disappointing compared with the S&P 500


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

Stock Index for the 12-month period ended April 30, 2002, which reflected the generally difficult environment for growth stocks overall. This environment, combined with particularly severe weakness in a number of communications and technology stocks, contributed to the Fund's underperformance.

The Fund's performance for the six-month period ended April 30, 2002 was between that of the S&P 500 Stock Index and the Russell 3000 Growth Index, reflecting a less severe environment for growth stocks. Although the Fund's performance suffered from the continued weakness of several technology holdings, it was offset by strength in a number of health care, consumer and financial services positions.

Investment Strategy

The Fund seeks to achieve a diversified exposure across market capitalization ranges and growth sectors investing in well-managed companies judged to have significantly superior growth and profitability prospects, not fully reflected in their relative valuations. The Fund is balanced between consistent and cyclical growth companies with significant current exposures to the health care, consumer services, technology and financial services sectors.

Market Review & Outlook

Evidence continues to build that the economic recovery, which commenced during the first quarter of 2002, will likely broaden over the course of the year. This reflects continued moderate growth in personal consumption expenditures, which represents two thirds of the U.S.'s gross domestic product (GDP), increasingly reinforced by a cyclical recovery in manufacturing and, with a lag, employment.

The first quarter of 2002 concluded an unusually severe five-quarter inventory liquidation. With manufacturing orders having now increased for five consecutive months, we anticipate a shift toward inventory rebuilding. This appears to be confirmed by the recent strength in the National Association of Purchasing Managers (NAPM) Index, which has historically correlated with real GDP and, with a lag, corporate profits.

Productivity has remained outstanding throughout last year's recession as it had over the prior five years. With the prospect of a recovery in manufacturing, we anticipate continued favorable productivity which should lead to a rebound in corporate profits over the next 12 to 18 months. This, in turn, is anticipated to lead to a recovery in capital spending in 2003.

The severe correction in equities in general and growth stocks, in particular, has afforded the most attractive relative valuations seen in a number of years, given that we are correct in our assessment of economic prospects. The Fund remains balanced between consistent growth and cyclical growth sectors with significant exposure to health care, consumer services, technology and financial services stocks.


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Thank you for your continued interest in Alliance Growth Fund. We look forward to reporting to you on the Fund's market activity and investment performance in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Jane Mack Gould

Jane Mack Gould
Vice President


/s/ Alan Levi

Alan Levi
Vice President

[PHOTO] John D. Carifa

[PHOTO] Jane Mack Gould

[PHOTO] Alan Levi

Jane Mack Gould and Alan Levi, Portfolio Managers, have over 70 years combined investment experience.


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
4/30/92 TO 4/30/02

S&P 500 Stock Index:            $31,668
Russell 3000 Index:             $31,328
Russell 3000 Growth Index:      $25,268
Alliance Growth Fund Class A:   $24,555

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                  Alliance        Russell 3000     Russell 3000
                 Growth Fund      Growth Index        Index           S&P 500
-------------------------------------------------------------------------------
   4/30/92         $ 9,576          $10,000          $10,000          $10,000
   4/30/93         $11,384          $10,455          $11,068          $10,922
   4/30/94         $13,167          $10,939          $11,771          $11,502
   4/30/95         $14,380          $12,971          $13,562          $13,507
   4/30/96         $18,675          $17,283          $17,826          $17,585
   4/30/97         $21,312          $20,420          $21,385          $22,002
   4/30/98         $30,881          $29,020          $30,398          $31,037
   4/30/99         $37,141          $35,877          $35,720          $37,812
   4/30/00         $43,344          $45,871          $40,317          $41,639
   4/30/01         $31,038          $31,305          $35,093          $36,240
   4/30/02         $24,555          $25,268          $31,328          $31,668


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Fund Class A shares (from 4/30/92 to 4/30/02) as compared to the performance of appropriate broad-based indices. The chart assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The unmanaged Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

When comparing Alliance Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Fund.


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

                 Alliance Growth Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                             Alliance Growth            Russell 3000
                                  Fund                  Growth Index
--------------------------------------------------------------------------------
      4/30/93                    18.89%                     4.55%
      4/30/94                    15.66%                     4.63%
      4/30/95                     9.22%                    18.57%
      4/30/96                    29.86%                    33.24%
      4/30/97                    14.12%                    18.15%
      4/30/98                    44.90%                    42.11%
      4/30/99                    20.27%                    23.63%
      4/30/00                    16.70%                    27.85%
      4/30/01                   -28.39%                   -31.75%
      4/30/02                   -20.89%                   -19.29%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The unmanaged Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Fund.


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2002  (unaudited)

INCEPTION DATES                     PORTFOLIO STATISTICS

Class A Shares                      Net Assets ($mil): $3,076.2
9/4/90                              Median Market Capitalization ($mil): $14,852

Class B Shares
10/23/87

Class C Shares
8/2/93

SECTOR BREAKDOWN

23.8% Health Care
21.1% Consumer Services
20.1% Technology
19.9% Finance
 4.4% Multi-Industry Companies          [PIE CHART OMITTED]
 4.3% Consumer Manufacturing
 2.0% Capital Goods
 1.9% Transportation
 1.6% Energy
 0.9% Basic Industry

COUNTRY BREAKDOWN

96.0% United States
 2.0% Singapore                         [PIE CHART OMITTED]
 1.4% Finland
 0.6% Bermuda

All data as of April 30, 2002. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2002

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
               1 Year              -20.89%                   -24.25%
              5 Years                2.87%                     1.98%
             10 Years                9.87%                     9.40%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
               1 Year              -21.41%                   -24.56%
              5 Years                2.14%                     2.14%
          10 Years(a)                9.27%                     9.27%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
               1 Year              -21.43%                   -22.22%
              5 Years                2.15%                     2.15%
     Since Inception*                7.33%                     7.33%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2002)

                            Class A           Class B          Class C
                            Shares            Shares           Shares
--------------------------------------------------------------------------------
               1 Year        -8.38%            -8.82%           -5.92%
              5 Years         4.04%             4.18%            4.20%
             10 Years         9.94%             9.82%             n/a
     Since Inception*        13.42%            14.24%            8.22%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.

n/a:  not applicable


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2002 (unaudited)

                                                               Percent of
Company                                    U.S. $ Value        Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                           $  149,330,485           4.9%
--------------------------------------------------------------------------------
Kohl's Corp.                                 145,299,550           4.7
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                        134,096,494           4.4
--------------------------------------------------------------------------------
Express Scripts, Inc.                        132,172,110           4.3
--------------------------------------------------------------------------------
Health Management Associates, Inc. Cl.A      124,755,774           4.1
--------------------------------------------------------------------------------
Cardinal Health, Inc.                        111,146,250           3.6
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings         104,040,960           3.4
--------------------------------------------------------------------------------
American International Group, Inc.            89,650,299           2.9
--------------------------------------------------------------------------------
MBNA Corp.                                    87,084,237           2.8
--------------------------------------------------------------------------------
Comcast Corp. Cl.A                            81,132,750           2.6
--------------------------------------------------------------------------------
                                          $1,158,708,909          37.7%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2002 (unaudited)

                                               ---------------------------------
                                                             Shares*
                                               ---------------------------------
Purchases                                         Bought       Holdings 4/30/02
-------------------------------------------------------------------------------
Applied Materials, Inc.                        1,950,000              1,950,000
-------------------------------------------------------------------------------
Arthur J. Gallager & Co.                       1,204,600              1,204,600
-------------------------------------------------------------------------------
CDW Computer Centers, Inc.                       980,200                980,200
-------------------------------------------------------------------------------
Dell Computer Corp.                            1,078,300              1,078,300
-------------------------------------------------------------------------------
Express Scripts, Inc.                            718,700              2,091,000
-------------------------------------------------------------------------------
Juniper Networks, Inc.                         1,025,000              1,025,000
-------------------------------------------------------------------------------
Laboratory Corp. of America Holdings             801,200              1,048,800
-------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                  1,740,300              1,740,300
-------------------------------------------------------------------------------
Viacom, Inc. Cl.B                              1,695,820              1,695,820
-------------------------------------------------------------------------------
Wellpoint Health Networks, Inc.                  441,900                441,900
-------------------------------------------------------------------------------

Sales                                               Sold       Holdings 4/30/02
-------------------------------------------------------------------------------
Allergan, Inc.                                   880,000                     -0-
-------------------------------------------------------------------------------
American International Group, Inc.               644,700              1,297,024
-------------------------------------------------------------------------------
AOL Time Warner, Inc.                          2,407,700                717,300
-------------------------------------------------------------------------------
AT&T Wireless Services, Inc.                   5,016,500                     -0-
-------------------------------------------------------------------------------
Bank One Corp.                                 2,177,400              1,562,600
-------------------------------------------------------------------------------
IMS Health, Inc.                               2,124,200                     -0-
-------------------------------------------------------------------------------
Kohl's Corp.                                     811,300              1,971,500
-------------------------------------------------------------------------------
Kroger Co.                                     2,983,800                     -0-
-------------------------------------------------------------------------------
Liberty Media Corp. Cl.A                       6,093,800                835,892
-------------------------------------------------------------------------------
Pfizer, Inc.                                   1,402,100              1,107,600
-------------------------------------------------------------------------------

*     Adjusted for stock splits.


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Company                                                    Shares       U.S. $ Value
------------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-100.6%

Health Care-24.0%
Drugs-3.8%
Forest Laboratories, Inc.(a) ..................           166,000    $    12,805,240
King Pharmaceuticals, Inc.(a) .................         1,024,700         32,114,098
Pfizer, Inc. ..................................         1,107,600         40,261,260
Wyeth(a) ......................................           529,200         30,164,400
                                                                     ---------------
                                                                         115,344,998
                                                                     ---------------

Medical Products-2.1%
Stryker Corp. .................................         1,198,400         64,126,384
                                                                     ---------------

Medical Services-18.1%
Cardinal Health, Inc. .........................         1,605,000        111,146,250
Express Scripts, Inc.(a) ......................         2,091,000        132,172,110
Health Management Associates, Inc. Cl.A(a) ....         5,846,100        124,755,774
Laboratory Corp. of America Holdings(a) .......         1,048,800        104,040,960
Tenet Healthcare Corp.(a) .....................           705,800         51,784,546
Wellpoint Health Networks, Inc.(a) ............           441,900         33,177,852
                                                                     ---------------
                                                                         557,077,492
                                                                     ---------------
                                                                         736,548,874
                                                                     ---------------

Consumer Services-21.2%
Airlines-2.0%
Southwest Airlines Co. ........................         3,432,300         62,502,183
                                                                     ---------------

Broadcasting & Cable-6.5%
AOL Time Warner, Inc.(a) ......................           717,300         13,643,046
Comcast Corp. Cl.A(a) .........................         3,033,000         81,132,750
Cox Communications, Inc. Cl.A(a) ..............           454,900         15,189,111
Liberty Media Corp. Cl.A(a) ...................           835,892          8,944,044
United Pan Europe Cl.A Pfd. (Netherlands)(a)(b)               450            450,000
   warrants, expiring 12/01/08(a) .............           218,502                  0
Viacom, Inc. Cl.B(a) ..........................         1,695,820         79,873,122
                                                                     ---------------
                                                                         199,232,073
                                                                     ---------------

Entertainment & Leisure-4.3%
Harley-Davidson, Inc. .........................         2,530,600        134,096,494
                                                                     ---------------
Retail - General Merchandise-6.5%
CDW Computer Centers, Inc.(a) .................           980,200         53,714,960
Kohl's Corp.(a) ...............................         1,971,500        145,299,550
                                                                     ---------------
                                                                         199,014,510
                                                                     ---------------

Miscellaneous-1.9%
Career Education Corp.(a) .....................         1,289,800         57,976,510
                                                                     ---------------
                                                                         652,821,770
                                                                     ---------------


--------------------------------------------------------------------------------
                                                        ALLIANCE GROWTH FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                    Shares       U.S. $ Value
------------------------------------------------------------------------------------
Technology-20.2%
Communications Equipment-4.0%
Cisco Systems, Inc.(a) ........................         4,775,800    $    69,965,470
Juniper Networks, Inc.(a) .....................         1,025,000         10,362,750
Nokia Corp. (ADR)(Finland) ....................         2,630,000         42,763,800
                                                                     ---------------
                                                                         123,092,020
                                                                     ---------------

Computer Hardware/Storage-0.9%
Dell Computer Corp.(a) ........................         1,078,300         28,402,422
                                                                     ---------------

Computer Services-3.5%
Affiliated Computer Services, Inc. Cl.A(a) ....           973,000         52,610,110
Fiserv, Inc.(a) ...............................         1,220,300         54,254,538
                                                                     ---------------
                                                                         106,864,648
                                                                     ---------------

Computer Software-3.4%
Mercury Interactive Corp.(a) ..................           989,200         36,867,484
PeopleSoft, Inc.(a) ...........................           763,700         17,694,929
VERITAS Software Corp.(a) .....................         1,737,000         49,226,580
                                                                     ---------------
                                                                         103,788,993
                                                                     ---------------

Contract Manufacturing-3.7%
Celestica, Inc.(a) ............................           478,500         13,254,450
Flextronics International, Ltd. (Singapore)(a)          4,520,000         62,602,000
Sanmina-SCI Corp.(a) ..........................         1,096,000         11,398,400
Solectron Corp.(a) ............................         3,617,100         26,404,830
                                                                     ---------------
                                                                         113,659,680
                                                                     ---------------

Internet Infrastructure-0.2%
eBay, Inc.(a) .................................           124,800          6,626,880
                                                                     ---------------

Semi-Conductor Capital Equipment-1.6%
Applied Materials, Inc.(a) ....................         1,950,000         47,424,000
                                                                     ---------------

Semi-Conductor Components-1.8%
Altera Corp.(a) ...............................         1,516,936         31,188,204
Maxim Integrated Products, Inc.(a) ............           257,600         12,828,480
Micron Technology, Inc.(a) ....................           498,500         11,814,450
                                                                     ---------------
                                                                          55,831,134
                                                                     ---------------

Miscellaneous-1.1%
Thermo Electron Corp. .........................         1,850,000         34,965,000
                                                                     ---------------
                                                                         620,654,777
                                                                     ---------------

Finance-20.0%
Banking - Regional-2.1%
Bank One Corp. ................................         1,562,600         63,863,462
                                                                     ---------------

Brokerage & Money Management-2.7%
Legg Mason, Inc. ..............................         1,225,000         61,544,000
Merrill Lynch & Co., Inc. .....................           521,200         21,859,128
                                                                     ---------------
                                                                          83,403,128
                                                                     ---------------


--------------------------------------------------------------------------------
10 o ALLIANCE GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                    Shares       U.S. $ Value
------------------------------------------------------------------------------------
Insurance-5.7%
ACE, Ltd. .....................................           410,800    $    17,878,016
American International Group, Inc. ............         1,297,024         89,650,299
Arthur J. Gallager & Co. ......................         1,204,600         43,486,060
XL Capital, Ltd. Cl.A (Bermuda) ...............           276,600         26,097,210
                                                                     ---------------
                                                                         177,111,585
                                                                     ---------------

Miscellaneous-9.5%
Ambac Financial Group, Inc. ...................           885,600         55,668,816
Citigroup, Inc. ...............................         3,448,741        149,330,485
MBNA Corp. ....................................         2,456,537         87,084,237
                                                                     ---------------
                                                                         292,083,538
                                                                     ---------------
                                                                         616,461,713
                                                                     ---------------

Multi-Industry Companies-4.4%
Danaher Corp. .................................         1,025,300         73,390,974
Tyco International, Ltd. ......................         3,323,044         61,310,162
                                                                     ---------------
                                                                         134,701,136
                                                                     ---------------

Consumer Manufacturing-4.4%
Building & Related-4.0%
American Standard Companies, Inc.(a) ..........           894,600         66,826,620
Centex Corp. ..................................           285,000         16,045,500
D.R. Horton, Inc. .............................         1,069,050         27,581,490
KB HOME .......................................           265,000         13,210,250
                                                                     ---------------
                                                                         123,663,860
                                                                     ---------------

Miscellaneous-0.4%
Newell Rubbermaid, Inc. .......................           342,900         10,767,060
                                                                     ---------------
                                                                         134,430,920
                                                                     ---------------

Capital Goods-2.0%
Electrical Equipment-0.2%
L-3 Communications Holdings, Inc.(a) ..........            52,900          6,759,562
                                                                     ---------------

Engineering & Construction-1.4%
Jacobs Engineering Group, Inc.(a) .............         1,059,000         41,788,140
                                                                     ---------------

Machinery-0.4%
ITT Industries, Inc. ..........................           174,600         12,197,556
                                                                     ---------------
                                                                          60,745,258
                                                                     ---------------

Transportation-1.9%
Air Freight-1.6%
United Parcel Service, Inc. Cl.B ..............           832,000         49,953,280
                                                                     ---------------

Railroad-0.3%
Union Pacific Corp. ...........................           155,010          8,804,568
                                                                     ---------------
                                                                          58,757,848
                                                                     ---------------

Energy-1.6%
Oil Service-1.6%
Baker Hughes, Inc. ............................           793,700         29,906,616
Weatherford International, Inc.(a) ............           410,500         20,471,635
                                                                     ---------------
                                                                          50,378,251
                                                                     ---------------


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                    Shares       U.S. $ Value
------------------------------------------------------------------------------------
Basic Industry-0.9%
Paper & Forest Products-0.9%
Smurfit-Stone Container Corp.(a) ..............         1,740,300    $    28,262,472
                                                                     ---------------

Total Investments-100.6%
   (cost $3,254,275,917) ......................                        3,093,763,019
Other assets less liabilities-(0.6%) ..........                          (17,523,067)
                                                                     ---------------
Net Assets-100% ...............................                      $ 3,076,239,952
                                                                     ===============

(a)   Non-income producing security.

(b)   Restricted and illiquid security valued at fair value (see notes A & G).

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE GROWTH FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2002  (unaudited)

Assets
Investments in securities, at value (cost $3,254,275,917) ..    $ 3,093,763,019
Collateral held for securities loaned ......................        175,441,900
Receivable for investment securities sold ..................          5,465,211
Receivable for shares of beneficial interest sold ..........            595,484
Dividends and interest receivable ..........................             44,274
                                                                ---------------
Total assets ...............................................      3,275,309,888
                                                                ---------------
Liabilities
Due to custodian ...........................................          2,574,473
Payable for collateral received on securities loaned .......        175,441,900
Payable for investment securities purchased ................         12,994,875
Payable for shares of beneficial interest redeemed .........          4,753,681
Advisory fee payable .......................................          1,994,714
Distribution fee payable ...................................            479,117
Accrued expenses and other liabilities .....................            831,176
                                                                ---------------
Total liabilities ..........................................        199,069,936
                                                                ---------------
Net Assets .................................................    $ 3,076,239,952
                                                                ===============
Composition of Net Assets
Shares of beneficial interest, at par ......................    $         1,439
Additional paid-in capital .................................      4,537,388,334
Accumulated net investment loss ............................        (26,560,977)
Accumulated net realized loss on investment transactions ...     (1,274,075,179)
Net unrealized depreciation of investments .................       (160,513,665)
                                                                ---------------
                                                                $ 3,076,239,952
                                                                ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($832,200,527/30,092,593 shares of beneficial
   interest issued and outstanding) ........................             $27.65
Sales charge--4.25% of public offering price ...............               1.23
                                                                         ------
Maximum offering price .....................................             $28.88
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($1,867,977,381/94,982,034 shares of beneficial
   interest issued and outstanding) ........................             $19.67
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($359,852,715/18,277,200 shares of beneficial
   interest issued and outstanding) ........................             $19.69
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($16,209,329/574,436 shares of beneficial
   interest issued and outstanding) ........................             $28.22
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2002

Investment Income
Dividends (net of foreign taxes withheld
   of $93,307) ..............................    $   7,400,064
Interest ....................................          244,424    $   7,644,488
                                                 -------------
Expenses
Advisory fee ................................       13,049,666
Distribution fee - Class A ..................        1,349,162
Distribution fee - Class B ..................       10,919,040
Distribution fee - Class C ..................        2,071,255
Transfer agency .............................        5,399,515
Printing ....................................        1,056,560
Custodian ...................................          109,625
Audit and legal .............................           82,931
Registration ................................           63,460
Trustees' fees ..............................           14,073
Miscellaneous ...............................           62,963
                                                 -------------
Total expenses ..............................                        34,178,250
                                                                  -------------
Net investment loss .........................                       (26,533,762)
                                                                  -------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
   transactions .............................                      (437,040,784)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................                       516,502,184
                                                                  -------------
Net gain on investments .....................                        79,461,400
                                                                  -------------
Net Increase in Net Assets
   from Operations ..........................                     $  52,927,638
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE GROWTH FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                            Six Months Ended      Year Ended
                                              April 30, 2002      October 31,
                                               (unaudited)           2001
                                            ================    ===============
Increase (Decrease) in Net Assets
from Operations
Net investment loss ......................   $   (26,533,762)   $   (59,879,172)
Net realized loss on investment, options
   and foreign currency transactions .....      (437,040,784)      (777,143,296)
Net change in unrealized
   appreciation/depreciation of
   investments, options, and
   foreign currency denominated
   assets and liabilities ................       516,502,184     (2,038,470,949)
                                             ---------------    ---------------
Net increase (decrease) in net assets from
   operations ............................        52,927,638     (2,875,493,417)
Distributions to Shareholders from
Net realized gain on investments
   Class A ...............................                -0-      (175,267,271)
   Class B ...............................                -0-      (717,429,848)
   Class C ...............................                -0-      (134,941,540)
   Advisor Class .........................                -0-        (3,985,744)
Transactions in Shares of
Beneficial Interest
Net decrease .............................      (523,021,192)      (243,313,063)
                                             ---------------    ---------------
Total decrease ...........................      (470,093,554)    (4,150,430,883)
Net Assets
Beginning of period ......................     3,546,333,506      7,696,764,389
                                             ---------------    ---------------
End of period ............................   $ 3,076,239,952    $ 3,546,333,506
                                             ===============    ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2002  (unaudited)

NOTE A

Significant Accounting Policies

Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by,


--------------------------------------------------------------------------------
16 o ALLIANCE GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities. Listed put and call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day. Over-the-counter written options are valued using prices provided by brokers.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments, options and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees. Expenses attributable to


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,658,727 for the six months ended April 30, 2002.

For the six months ended April 30, 2002, the Fund's expenses were reduced by $21,549 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $137,769 from the sales of Class A shares and $16,301, $1,068,501, and $14,937 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2002.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2002 amounted to $3,988,011, of which $95,351 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

Accrued expenses includes $28,837 owed to a trustee and a former trustee under the Trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing


--------------------------------------------------------------------------------
18 o ALLIANCE GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $848,247,230 and $1,371,157,239, respectively, for the six months ended April 30, 2002. There were no purchases or sales in U.S. government and government agency obligations for the six months ended April 30, 2002.

At April 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $498,955,184 and gross unrealized depreciation of investments was $659,468,082 resulting in net unrealized depreciation of $160,512,898.

At October 31, 2001, the Fund had a net capital loss carryforward for federal income tax purposes of $798,395,660, all of which expires in 2009.

1. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

There were no transactions in options written for the six months ended April 30, 2002.

2. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 2002, the Fund had no outstanding forward exchange currency contracts.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/PaineWebber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of April 30, 2002, the Fund had loaned securities with a value of $170,945,260 and received cash collateral of $175,441,900. For the six months ended April 30, 2002, the Fund received fee income of $203,955 which is included in interest income in the accompanying statement of operations.

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                    -----------------------------------   -----------------------------------
                                  Shares                                 Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                      April 30, 2002        October 31,     April 30, 2002        October 31,
                         (unaudited)               2001        (unaudited)               2001
                    -------------------------------------------------------------------------
Class A
Shares sold                9,455,310         72,764,851    $   285,643,150    $ 2,567,783,073
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                  -0-         3,833,916                 -0-       157,952,896
---------------------------------------------------------------------------------------------
Shares converted
   from Class B            5,318,881          2,940,527        153,860,741         97,274,788
---------------------------------------------------------------------------------------------
Shares redeemed          (16,598,728)       (79,224,380)      (493,060,959)    (2,805,530,419)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)             (1,824,537)           314,914    $   (53,557,068)   $    17,480,338
=============================================================================================

Class B
Shares sold                2,690,555          8,252,271    $    56,717,972    $   220,357,277
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                  -0-        22,289,343                 -0-       659,768,364
---------------------------------------------------------------------------------------------
Shares converted
   to Class A             (7,469,499)        (4,097,100)      (153,860,741)       (97,274,788)
---------------------------------------------------------------------------------------------
Shares redeemed          (14,433,155)       (39,950,959)      (303,377,437)      (995,858,323)
---------------------------------------------------------------------------------------------
Net decrease             (19,212,099)       (13,506,445)   $  (400,520,206)   $  (213,007,470)
=============================================================================================


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -----------------------------------   -----------------------------------
                                  Shares                                 Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                      April 30, 2002        October 31,     April 30, 2002        October 31,
                         (unaudited)               2001        (unaudited)               2001
                    -------------------------------------------------------------------------
Class C
Shares sold                1,301,891          7,355,130    $    27,711,010    $   188,382,911
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                  -0-         4,215,359                 -0-       124,901,671
---------------------------------------------------------------------------------------------
Shares redeemed           (4,445,679)       (14,416,347)       (93,339,322)      (360,407,290)
---------------------------------------------------------------------------------------------
Net decrease              (3,143,788)        (2,845,858)   $   (65,628,312)   $   (47,122,708)
=============================================================================================

Advisor Class
Shares sold                   62,770            208,982    $     1,911,795    $     7,536,942
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                  -0-            87,825                 -0-         3,678,116
---------------------------------------------------------------------------------------------
Shares redeemed             (172,100)          (333,001)        (5,227,401)       (11,878,281)
---------------------------------------------------------------------------------------------
Net decrease                (109,330)           (36,194)   $    (3,315,606)   $      (663,223)
=============================================================================================

NOTE G

Restricted Security

                                             Date Acquired           U.S. $ Cost
                                             -------------           -----------
United Pan Europe
Cl.A Pfd..................................        11/30/00           $45,000,000

The security shown above is restricted as to resale and has been valued at fair value in accordance with the procedures described in Note A. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of this security.

The value of this security at April 30, 2002 was $450,000 representing 0.01% of net assets.

NOTE H

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2002.


--------------------------------------------------------------------------------
22 o ALLIANCE GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                 ---------------------------------------------------------------------------------------------
                                                                         Class A
                                 ---------------------------------------------------------------------------------------------
                                         Six
                                      Months
                                       Ended
                                   April 30,                              Year Ended October 31,
                                        2002        -------------------------------------------------------------------------
                                 (unaudited)              2001           2000           1999           1998              1997
                                 --------------------------------------------------------------------------------------------
Net asset value, beginning
   of period ..................   $    27.40        $    52.42     $    56.32     $    47.17     $    43.95        $    34.91
                                 --------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ........         (.14)             (.22)          (.17)          (.15)          (.05)             (.10)
Net realized and unrealized
   gain (loss) on investment,
   options and foreign
   currency transactions ......          .39            (19.10)          3.71          13.01           6.18             10.17
                                 --------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .25            (19.32)          3.54          12.86           6.13             10.07
                                 --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
   realized gains .............           -0-            (5.70)         (7.44)         (3.71)         (2.91)            (1.03)
                                 --------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............   $    27.65        $    27.40     $    52.42     $    56.32     $    47.17        $    43.95
                                 ============================================================================================
Total Return
Total investment return based
   on net asset value(b) ......          .91%           (40.50)%         5.96%         28.69%         14.56%            29.54%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $  832,201        $  874,604     $1,656,689     $1,441,962     $1,008,093        $  783,110
Ratio to average net assets of:
   Expenses ...................         1.40%(c)          1.28%          1.14%          1.18%          1.22%(d)          1.26%(d)
   Net investment loss ........         (.97)%(c)         (.61)%         (.30)%         (.28)%         (.11)%            (.25)%
Portfolio turnover rate .......           24%              115%            58%            62%            61%               48%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                          Class B
                                 --------------------------------------------------------------------------------------------
                                         Six
                                      Months
                                       Ended
                                   April 30,                                 Year Ended October 31,
                                        2002        -------------------------------------------------------------------------
                                 (unaudited)              2001           2000           1999           1998              1997
                                 --------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    19.56        $    39.49     $    44.40     $    38.15     $    36.31        $    29.21
                                 --------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ........         (.18)             (.34)          (.43)          (.42)          (.31)             (.31)
Net realized and unrealized
   gain (loss) on investment,
   options and foreign
   currency transactions ......          .29            (13.89)          2.96          10.38           5.06              8.44
                                 --------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .11            (14.23)          2.53           9.96           4.75              8.13
                                 --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
   realized gains .............           -0-            (5.70)         (7.44)         (3.71)         (2.91)            (1.03)
                                 --------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............   $    19.67        $    19.56     $    39.49     $    44.40     $    38.15        $    36.31
                                 ============================================================================================
Total Return
Total investment return based
   on net asset value(b) ......          .56%           (40.93)%         5.18%         27.79%         13.78%            28.64%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $1,867,977        $2,233,260     $5,042,755     $5,265,153     $4,230,756        $3,578,806
Ratio to average net assets of:
   Expenses ...................         2.14%(c)          2.00%          1.86%          1.90%          1.94%(d)          1.96%(d)
   Net investment loss ........        (1.70)%(c)        (1.31)%        (1.02)%        (1.00)%         (.83)%            (.94)%
Portfolio turnover rate .......           24%              115%            58%            62%            61%               48%

See footnote summary on page 27.


--------------------------------------------------------------------------------
24 o ALLIANCE GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                          Class C
                                 --------------------------------------------------------------------------------------------
                                         Six
                                      Months
                                       Ended
                                   April 30,                                   Year Ended October 31,
                                        2002        -------------------------------------------------------------------------
                                 (unaudited)              2001           2000           1999           1998              1997
                                 --------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    19.58        $    39.52     $    44.42     $    38.17     $    36.33        $    29.22
                                 --------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ........         (.17)             (.34)          (.43)          (.42)          (.31)             (.31)
Net realized and unrealized
   gain (loss) on investment,
   options and foreign
   currency transactions ......          .28            (13.90)          2.97          10.38           5.06              8.45
                                 --------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .11            (14.24)          2.54           9.96           4.75              8.14
                                 --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
   realized gains .............           -0-            (5.70)         (7.44)         (3.71)         (2.91)            (1.03)
                                 --------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............   $    19.69        $    19.58     $    39.52     $    44.42     $    38.17        $    36.33
                                 ============================================================================================
Total Return
Total investment return based
   on net asset value(b) ......          .56%           (40.92)%         5.20%         27.78%         13.76%            28.66%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $  359,853        $  419,382     $  959,043     $  923,483     $  718,688        $  599,449
Ratio to average net assets of:
   Expenses ...................         2.12%(c)          1.98%          1.85%          1.90%          1.93%(d)          1.97%(d)
   Net investment loss ........        (1.68)%(c)        (1.29)%        (1.02)%        (1.00)%         (.83)%            (.95)%
Portfolio turnover rate .......           24%              115%            58%            62%            61%               48%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                             Advisor Class
                                 --------------------------------------------------------------------------------------------
                                         Six
                                      Months
                                       Ended
                                   April 30,                                   Year Ended October 31,
                                        2002        -------------------------------------------------------------------------
                                 (unaudited)              2001           2000           1999           1998              1997
                                 --------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    27.92        $    53.17     $    56.88     $    47.47     $    44.08        $    34.91
                                 --------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income (loss)(a)         (.10)             (.11)          (.02)           .02            .08              (.05)
Net realized and unrealized
   gain (loss) on investment,
   options and foreign
   currency transactions ......          .40            (19.44)          3.75          13.10           6.22             10.25
                                 --------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .30            (19.55)          3.73          13.12           6.30             10.20
                                 --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
   realized gains .............           -0-            (5.70)         (7.44)         (3.71)         (2.91)            (1.03)
                                 --------------------------------------------------------------------------------------------
Net asset value,
   end of period ..............   $    28.22        $    27.92     $    53.17     $    56.88     $    47.47        $    44.08
                                 ============================================================================================
Total Return
Total investment return based
   on net asset value(b) ......         1.08%           (40.34)%         6.27%         29.08%         14.92%            29.92%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ............   $   16,209        $   19,087     $   38,278     $  142,720     $  174,745        $  101,205
Ratio to average net assets of:
   Expenses ...................         1.10%(c)           .98%           .83%           .88%           .93%(d)          .98%(d)
   Net investment income
      (loss) ..................         (.67)%(c)         (.30)%          .03%           .03%           .17%             (.12)%
Portfolio turnover rate .......           24%              115%            58%            62%            61%               48%

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the years ended October 31, 1998 and 1997 the ratios of expenses to average net assets were 1.21% and 1.25% for Class A shares, 1.93% and 1.95% for Class B shares, 1.92% and 1.95% for Class C shares and .92% and .96% for Advisor Class shares, respectively.


--------------------------------------------------------------------------------
26 o ALLIANCE GROWTH FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capital

Cash or goods that are used to generate income. Also, the net worth of a business (the amount by which its assets exceed its liabilities).

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $452 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 45 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 605 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/02.


--------------------------------------------------------------------------------
28 o ALLIANCE GROWTH FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 29

--------
TRUSTEES
--------

TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Jane Mack Gould, Vice President
Alan Levi, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCE GROWTH FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                                       ALLIANCE GROWTH FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE GROWTH FUND

Alliance Growth Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GROWTHSR0402